RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Tailwind Acquisition Corp.
RELATED PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
In June 2020, the Sponsor purchased 8,625,000 shares of the Company’s Class B common stock (the “Founder Shares”) for an aggregate purchase price of $25,000. The Founder Shares included an aggregate of up to 1,125,000 shares subject to forfeiture by the Sponsor to the extent the underwriter’s over-allotment is not exercised in full. There was an aggregate of up to 269,607 shares that were subject to forfeiture by the Sponsor following the underwriter’s election to partially exercise its over-allotment option so that the number of Founder Shares would collectively represent approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriter’s over-allotment option expired unexercised on October 24, 2020, as such 269,607 Founder Shares were forfeited, resulting in there being an aggregate of 8,355,393 Founder Shares outstanding.
The Sponsor agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.
Administrative Support Agreement
The Company entered into an agreement, commencing on September 9, 2020, to pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial, and administrative support services. Upon completion of the Business Combination, the Company has ceased paying these monthly fees. For the years ended December 31, 2022 and 2021, the Company incurred $120,000 and $120,000 in fees for these services, respectively, of which $50,000 was prepaid as of December 31, 2022 and $50,000 of such fee is included in accrued expenses in the accompanying consolidated balance sheet as of December 31, 2021.
Promissory Note — Related Party
In June 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest
bearing and payable on the earlier of December 31, 2020 or the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note of $52,250 was repaid on September 15, 2020. Funds are no longer available under the Promissory Note.
Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination had not closed, the Company could have used a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would have been used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans would have been convertible into warrants, at a price of $1.00 per warrant, of the post Business Combination entity. The warrants would have been identical to the Private Placement Warrants.
On September 9, 2022, the Company issued an unsecured promissory note in the principal amount of up to $600,000 to the Sponsor. The Company may request an additional aggregate amount of up to $150,000, which may be drawn down in two equal tranches. The Note does not bear interest and matures upon closing of the Company’s initial business combination. In the event that the Company had not consummated a business combination, the Note would have been repaid only from amounts remaining outside of the Trust Account, if any. The proceeds of the Note have been deposited in the Trust Account in connection with the Charter Amendment. The Note may be converted, in whole or in part, at the option of the lender into warrants of the Company at a price of $1.00 per warrant, which warrants will be identical to the private placement warrants issued to the Sponsor at the time of the initial public offering of the Company. As of December 31, 2022, there was $600,000 outstanding under this Note, which was repaid on February 1, 2023.